                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

                 Morgan Stanley Dividend Growth Securities Inc.
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: February 29, 2008

Date of reporting period: August 31, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended August 31, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED AUGUST 31, 2007

                                                                    LIPPER
                                                      S&P        LARGE-CAP
                                                   500(R)       CORE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)         INDEX(2)
   5.24%       5.30%       4.87%       5.39%       5.70%             5.65%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended August 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

MARKET CONDITIONS

Although the stock market, as measured by the S&P 500(R) Index, finished the six months ended August 31, 2007 in positive territory, volatility during this period increased sharply from the relatively low levels of the past several years. In late February, prior to the beginning of the reporting period, the markets sustained a steep, though short-lived, decline amid early signs of the subprime mortgage (which are loans to riskier consumers) market's problems. Although the broad stock market resumed its advance for the next several months and second quarter gross domestic product growth rebounded from the first quarter's meager growth rate, the subprime market's bad news intensified as the year progressed. Rising home foreclosures led to bankruptcies at a number of mortgage lenders and contributed to the demise of several hedge funds invested in subprime-related securities. As a result, credit began tightening across the board, removing much of the low-cost liquidity that had helped support the leveraged buyout boom and stocks' robust gains for the past several years. In addition, consumers became more cautious on spending, as gasoline prices rose and the housing market continued to languish.

In this more challenging environment, investors began to reassess risk, which fueled a rotation out of the higher yielding segments of the bond market into the relative safety of Treasury bonds. Moreover, market volatility further extended a slide in the U.S. dollar relative to other major currencies. On August 17, the Federal Reserve Board lowered the discount rate (the rate at which member banks borrow from the Federal Reserve) in an attempt to help stabilize the financial markets. Although the markets continued to be choppy, the Fed's action bolstered investors' expectations that an increase of the target federal funds rate would be forthcoming. Economic data at the end of August did not portray a particularly dire situation at the time, but investors remained undecided as to how deeply this turbulence would affect the overall economy.

Given the increase in economic uncertainty during the period, investors naturally sought stocks that they believed would be more likely to withstand an economic downturn and still generate growth. As a result, investors rotated into large-capitalization stocks (in which the Fund primarily invests) and away from mid- and small-cap stocks, and favored growth stocks over value stocks. On a sector basis, the energy sector was the S&P 500 Index's best performing area, as energy prices rose again in 2007 after declining in the second half of 2006. The technology and industrials sectors also showed strong gains, driven by the more "cyclical" industries, or those that are more closely tied to the economic cycle. These included computers and peripherals, communications equipment and semiconductors companies within the technology sector, and aerospace and machinery companies within the industrials sector. Conversely, the financials sector was the worst performing sector during the six-month period and not surprisingly so, given the problems in the subprime market. Additionally, investors fled the consumer discretionary sector on concerns about the consumers' ability to withstand the housing slump, high energy prices and a potentially weaker economy. The utilities sector was also among the lagging sectors during the period.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Dividend Growth Securities Inc. underperformed the S&P 500(R) Index and the Lipper Large-Cap Core Funds Index for the six months ended August 31, 2007, assuming no deduction of applicable sales charges.

The Fund's slight underperformance relative to the S&P 500 Index was partially attributable to stock selection in the health care sector. Several holdings in pharmaceutical stocks and a holding in health care providers and services dampened the Fund's relative performance during the period. An underweight in the energy sector was disadvantageous for the Fund's relative return because the sector was among the S&P 500 Index's best performing sectors. Stock selection in the consumer discretionary sector also had an adverse effect on relative performance, due to the weak performances of a multi-line retailer and a few media stocks.

However, the Fund was well served by other investments. Among the positive contributors during the period to the Fund's return relative to the S&P 500 Index was stock selection in the consumer staples sector. Notable contributors here included beverage, food and staples retailing, and tobacco holdings. In the technology sector, the Fund benefited from stock selection in some of the classically cyclical technology areas (which were bolstered by investors' renewed interest in these stocks, as noted in the market conditions discussion) such as computers and peripherals, communications equipment and semiconductors. Finally, the Fund's underweight in the financial sector also helped shield the Fund from the overall sector's losses during the period under review.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Exxon Mobil Corp.                                     3.6%
   Procter & Gamble Co. (The)                            3.4
   General Electric Co.                                  3.3
   United Technologies Corp.                             3.3
   PepsiCo, Inc.                                         3.1
   Cisco Systems, Inc.                                   2.9
   Altria Group, Inc.                                    2.7
   Microsoft Corp.                                       2.6
   JPMorgan Chase & Co.                                  2.6
   Wyeth                                                 2.5

   TOP FIVE INDUSTRIES
   Financial Conglomerates                               8.4%
   Industrial Conglomerates                              7.9
   Pharmaceuticals: Major                                7.5
   Aerospace & Defense                                   3.7
   Oilfield Services/Equipment                           3.7

Data as of August 31, 2007. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WHICH PAY DIVIDENDS AND HAVE THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS WHICH ARE UNDERVALUED AND PAY DIVIDENDS. THE INVESTMENT ADVISER ALSO CONSIDERS OTHER FACTORS, SUCH AS A COMPANY'S RETURN ON INVESTED CAPITAL AND LEVELS OF FREE CASH FLOW. THE INVESTMENT ADVISER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE ATTRACTIVE FUTURE GROWTH PROSPECTS AND THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 03/30/81)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              DIVAX                     DIVBX                    DIVCX                    DIVDX
   1 YEAR                              12.45%(3)                 12.57%(3)                11.67%(3)                12.77%(3)
                                        6.55(4)                   8.91(4)                 10.94(4)                    --
   5 YEARS                              9.53(3)                   9.41(3)                  8.72(3)                  9.80(3)
                                        8.36(4)                   9.26(4)                  8.72(4)                    --
   10 YEARS                             5.32(3)                   4.95(3)                  4.55(3)                  5.58(3)
                                        4.76(4)                   4.95(4)                  4.55(4)                    --
   SINCE INCEPTION                      4.89(3)                  11.45(3)                  4.12(3)                  5.14(3)
                                        4.33(4)                  11.45(4)                  4.12(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund is in the Lipper Large-Cap Core Funds classification as of the date of this report.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/07 - 08/31/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/07 -
                                                                     03/01/07            08/31/07             08/31/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (5.24% return).......................................         $1,000.00           $1,052.40              $4.55
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.77              $4.48
CLASS B
Actual (5.30% return).......................................         $1,000.00           $1,053.00              $4.40
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.92              $4.33
CLASS C
Actual (4.87% return).......................................         $1,000.00           $1,048.70              $8.42
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.99              $8.29
CLASS D
Actual (5.39% return).......................................         $1,000.00           $1,053.90              $3.26
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.03              $3.21

------------------

* Expenses are equal to the Fund's annualized expense ratios of 0.88%, 0.85%, 1.63% and 0.63% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

  Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended August 31, 2007, the total operating expense ratio for Class B shares was lower and, as a result the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

  Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance. The Board noted that the Adviser is evaluating various alternatives to improve performance, including portfolio management changes/additions. However, the Board concluded that the Fund's performance was competitive with that of its performance peer group at the present time.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the

Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (99.0%)
              Aerospace & Defense
              (3.7%)
   440,408    Boeing Co. (The).......  $   42,587,454
   780,164    Northrop Grumman
               Corp. ................      61,508,130
   278,000    Raytheon Co. ..........      17,052,520
                                       --------------
                                          121,148,104
                                       --------------
              Aluminum (1.6%)
 1,440,400    Alcoa, Inc. ...........      52,617,812
                                       --------------
              Apparel/Footwear (1.1%)
   436,392    V.F. Corp. ............      34,845,901
                                       --------------
              Beverages: Alcoholic
              (0.5%)
   194,179    Diageo PLC (ADR)
               (United Kingdom)......      16,586,770
                                       --------------
              Beverages: Non-
              Alcoholic (3.1%)
 1,488,103    PepsiCo, Inc. .........     101,235,647
                                       --------------
              Cable/Satellite TV
              (0.3%)
   359,800    Comcast Corp. (Class
               A)*...................       9,387,182
                                       --------------
              Chemicals: Agricultural
              (0.9%)
   399,300    Monsanto Co. ..........      27,847,182
                                       --------------
              Computer Communications
              (2.9%)
 2,954,450    Cisco Systems, Inc.*...      94,306,044
                                       --------------
              Computer Peripherals
              (2.3%)
 3,808,602    EMC Corp.*.............      74,877,115
                                       --------------
              Computer Processing
              Hardware (1.2%)
 1,380,477    Dell Inc.*.............      38,998,475
                                       --------------
              Contract Drilling
              (1.0%)
 1,033,600    Nabors Industries, Ltd.
               (Bermuda)*............      30,584,224
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Data Processing
              Services (2.1%)
 1,485,774    Automatic Data
               Processing, Inc. .....  $   67,959,303
                                       --------------
              Department Stores
              (0.6%)
   652,481    Macy's, Inc. ..........      20,696,697
                                       --------------
              Discount Stores (1.8%)
   892,089    Target Corp. ..........      58,815,428
                                       --------------
              Drugstore Chains (1.8%)
 1,164,611    CVS Caremark Corp. ....      44,045,588
 2,963,400    Rite Aid Corp.*........      15,024,438
                                       --------------
                                           59,070,026
                                       --------------
              Electric Utilities
              (1.5%)
   691,598    Exelon Corp. ..........      48,875,231
                                       --------------
              Electronic Production
              Equipment (0.9%)
 1,302,700    Applied Materials,
               Inc. .................      27,825,672
                                       --------------
              Finance/Rental/ Leasing
              (0.6%)
   279,500    Fannie Mae.............      18,337,995
                                       --------------
              Financial Conglomerates
              (8.4%)
   834,390    American Express
               Co. ..................      48,911,942
 1,696,805    Citigroup, Inc. .......      79,546,218
 1,860,300    JPMorgan Chase &
               Co. ..................      82,820,556
   669,315    Prudential Financial,
               Inc. .................      60,091,101
                                       --------------
                                          271,369,817
                                       --------------
              Food: Major Diversified
              (0.7%)
   694,946    Kraft Foods Inc. (Class
               A)....................      22,279,969
                                       --------------
              Home Improvement Chains
              (0.6%)
   464,500    Home Depot, Inc.
               (The).................      17,794,995
                                       --------------

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Hotels/Resorts/
              Cruiselines (0.2%)
   116,367    Starwood Hotels &
               Resorts Worldwide,
               Inc. .................  $    7,112,351
                                       --------------
              Household/Personal Care
              (3.4%)
 1,694,002    Procter & Gamble Co.
               (The).................     110,635,271
                                       --------------
              Industrial
              Conglomerates (7.9%)
   474,100    3M Co. ................      43,138,359
 2,759,433    General Electric
               Co. ..................     107,259,161
 1,420,244    United Technologies
               Corp. ................     105,992,810
                                       --------------
                                          256,390,330
                                       --------------
              Information Technology
              Services (1.7%)
 1,366,940    Accenture Ltd. (Class
               A) (Bermuda)..........      56,331,597
                                       --------------
              Integrated Oil (3.6%)
 1,363,083    Exxon Mobil Corp. .....     116,857,106
                                       --------------
              Internet Software/
              Services (0.5%)
    31,224    Google Inc. (Class
               A)*...................      16,088,166
                                       --------------
              Investment Banks/
              Brokers (3.3%)
   224,634    Goldman Sachs Group,
               Inc. (The)............      39,537,830
   574,300    Lehman Brothers
               Holdings Inc. ........      31,488,869
   477,440    Merrill Lynch & Co.,
               Inc. .................      35,187,328
                                       --------------
                                          106,214,027
                                       --------------
              Life/Health Insurance
              (1.0%)
   251,260    Lincoln National
               Corp. ................      15,296,709
   283,208    MetLife, Inc. .........      18,139,472
                                       --------------
                                           33,436,181
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Major Banks (2.0%)
 1,620,338    Bank of New York Mellon
               Corp. ................  $   65,510,265
                                       --------------
              Major
              Telecommunications
              (3.3%)
 1,280,347    AT&T Inc. .............      51,047,435
 1,893,900    Sprint Nextel Corp. ...      35,832,588
   513,200    Verizon Communications,
               Inc. .................      21,492,816
                                       --------------
                                          108,372,839
                                       --------------
              Media Conglomerates
              (2.5%)
 3,327,500    Time Warner, Inc. .....      63,155,950
   469,216    Viacom Inc. (Class
               B)*...................      18,515,263
                                       --------------
                                           81,671,213
                                       --------------
              Medical Specialties
              (1.9%)
   108,531    Alcon, Inc.
               (Switzerland).........      14,679,903
   491,200    Medtronic, Inc. .......      25,955,008
   401,486    Thermo Fisher
               Scientific, Inc.*.....      21,772,586
                                       --------------
                                           62,407,497
                                       --------------
              Multi-Line Insurance
              (2.0%)
 1,000,998    American International
               Group, Inc. ..........      66,065,868
                                       --------------
              Office Equipment/
              Supplies (1.3%)
   949,700    Pitney Bowes Inc. .....      42,423,099
                                       --------------
              Oil & Gas Production
              (1.0%)
   596,933    XTO Energy, Inc. ......      32,449,278
                                       --------------

12
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Oilfield Services/
              Equipment (3.7%)
   426,249    Cameron International
               Corp.*................  $   34,854,381
   548,580    Schlumberger Ltd.
               (Netherlands
               Antilles).............      52,937,970
   541,619    Weatherford
               International Ltd.
               (Bermuda)*............      31,619,717
                                       --------------
                                          119,412,068
                                       --------------
              Other Consumer Services
              (1.4%)
 1,361,310    eBay Inc.*.............      46,420,671
                                       --------------
              Packaged Software
              (3.7%)
 2,957,782    Microsoft Corp. .......      84,977,077
 1,654,800    Oracle Corp.*..........      33,559,344
                                       --------------
                                          118,536,421
                                       --------------
              Pharmaceuticals: Major
              (7.5%)
   692,690    Abbott Laboratories....      35,957,538
 1,010,889    Johnson & Johnson......      62,462,831
 2,531,703    Pfizer, Inc. ..........      62,887,502
 1,745,389    Wyeth..................      80,811,511
                                       --------------
                                          242,119,382
                                       --------------
              Precious Metals (1.0%)
   795,300    Newmont Mining
               Corp. ................      33,609,378
                                       --------------
              Property - Casualty
              Insurers (1.5%)
   633,305    XL Capital Ltd. (Class
               A) (Cayman Islands)...      48,257,841
                                       --------------
              Publishing: Newspapers
              (0.4%)
   303,900    Gannett Co., Inc. .....      14,283,300
                                       --------------
              Pulp & Paper (1.2%)
 1,066,123    International Paper
               Co. ..................      37,431,578
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Regional Banks (0.5%)
   421,600    Fifth Third Bancorp....  $   15,046,904
                                       --------------
              Semiconductors (2.2%)
 2,701,909    Intel Corp. ...........      69,574,157
                                       --------------
              Tobacco (2.7%)
 1,279,411    Altria Group, Inc. ....      88,803,917
                                       --------------
              Total Common Stocks
              (Cost
              $2,020,919,478)........   3,210,920,294
                                       --------------
 NUMBER OF
SHARES (000)
------------
               Short-Term Investment (a) (0.6%)
               Investment Company
    17,851     Morgan Stanley
                Institutional
                Liquidity Money Market
                Portfolio -
                Institutional Class
                (Cost $17,851,342)....      17,851,342
                                        --------------

Total Investments
(Cost $2,038,770,820)
(b).......................    99.6%     3,228,771,636
Other Assets in Excess of
Liabilities...............     0.4         12,885,250
                             -----     --------------
Net Assets................   100.0%    $3,241,656,886
                             =====     ==============

---------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional
         Liquidity Money Market Portfolio -- Institutional
         Class.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $1,223,652,376 and the aggregate gross unrealized depreciation is $33,651,560, resulting in net unrealized appreciation of $1,190,000,816.

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
SUMMARY OF INVESTMENTS - AUGUST 31, 2007 (UNAUDITED)

                                              PERCENT OF
                                                 TOTAL
INDUSTRY                         VALUE        INVESTMENTS
---------------------------------------------------------
Financial Conglomerates...  $  271,369,817         8.4%
Industrial
 Conglomerates............     256,390,330         7.9
Pharmaceuticals: Major....     242,119,382         7.5
Aerospace & Defense.......     121,148,104         3.8
Oilfield
 Services/Equipment.......     119,412,068         3.7
Packaged Software.........     118,536,421         3.7
Integrated Oil............     116,857,106         3.6
Household/Personal Care...     110,635,271         3.4
Major
 Telecommunications.......     108,372,839         3.4
Investment
 Banks/Brokers............     106,214,027         3.3
Beverages:
 Non-Alcoholic............     101,235,647         3.1
Computer Communications...      94,306,044         2.9
Tobacco...................      88,803,917         2.8
Media Conglomerates.......      81,671,213         2.5
Computer Peripherals......      74,877,115         2.3
Semiconductors............      69,574,157         2.2
Data Processing
 Services.................      67,959,303         2.1
Multi-Line Insurance......      66,065,868         2.1
Major Banks...............      65,510,265         2.0
Medical Specialties.......      62,407,497         1.9
Discount Stores...........      58,815,428         1.8
Drugstore Chains..........      59,070,026         1.8
Information Technology
 Services.................      56,331,597         1.7
Aluminum..................      52,617,812         1.6
Electric Utilities........      48,875,231         1.5
Property - Casualty
 Insurers.................      48,257,841         1.5

                                              PERCENT OF
                                                 TOTAL
INDUSTRY                         VALUE        INVESTMENTS
---------------------------------------------------------
Other Consumer Services...      46,420,671         1.4
Office
 Equipment/Supplies.......      42,423,099         1.3
Computer Processing
 Hardware.................      38,998,475         1.2
Pulp & Paper..............      37,431,578         1.2
Apparel/Footwear..........      34,845,901         1.1
Contract Drilling.........      30,584,224         1.0
Life/Health Insurance.....      33,436,181         1.0
Oil & Gas Production......      32,449,278         1.0
Precious Metals...........      33,609,378         1.0
Chemicals: Agricultural...      27,847,182         0.9
Electronic Production
 Equipment................      27,825,672         0.9
Food: Major Diversified...      22,279,969         0.7
Department Stores.........      20,696,697         0.6
Finance/Rental/Leasing....      18,337,995         0.6
Home Improvement Chains...      17,794,995         0.6
Investment Company........      17,851,342         0.6
Beverages: Alcoholic......      16,586,770         0.5
Internet
 Software/Services........      16,088,166         0.5
Regional Banks............      15,046,904         0.5
Publishing: Newspapers....      14,283,300         0.4
Cable/Satellite TV........       9,387,182         0.3
Hotels/Resorts/Cruiselines..      7,112,351        0.2
                            --------------       -----
                            $3,228,771,636       100.0%
                            ==============       =====

14
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2007 (unaudited)

Assets:
Investments in securities, at value (cost $2,020,919,478)...  $3,210,920,294
Investments in affiliate (cost $17,851,342).................      17,851,342
Cash........................................................          52,517
Receivable for:
    Investments sold........................................       9,986,129
    Dividends...............................................       5,526,186
    Foreign withholding taxes reclaimed.....................         560,794
    Capital stock sold......................................         290,797
    Interest................................................           2,719
Prepaid expenses and other assets...........................         219,664
Receivable from Distributor.................................       3,894,632
                                                              --------------
    Total Assets............................................   3,249,305,074
                                                              --------------
Liabilities:
Payable for:
    Capital stock redeemed..................................       3,503,312
    Distribution fee........................................       2,499,440
    Investment advisory fee.................................       1,098,851
    Administration fee......................................         219,591
    Transfer agent fee......................................              58
Accrued expenses and other payables.........................         326,936
                                                              --------------
    Total Liabilities.......................................       7,648,188
                                                              --------------
    Net Assets..............................................  $3,241,656,886
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $1,607,401,503
Net unrealized appreciation.................................   1,190,000,816
Accumulated undistributed net investment income.............       9,126,396
Accumulated undistributed net realized gain.................     435,128,171
                                                              --------------
    Net Assets..............................................  $3,241,656,886
                                                              ==============
Class A Shares:
Net Assets..................................................     $76,121,023
Shares Outstanding (500,000,000 authorized, $.01 par
 value).....................................................       3,646,787
    Net Asset Value Per Share...............................          $20.87
                                                              ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........          $22.03
                                                              ==============
Class B Shares:
Net Assets..................................................  $2,877,892,910
Shares Outstanding (500,000,000 authorized, $.01 par
 value).....................................................     136,902,698
    Net Asset Value Per Share...............................          $21.02
                                                              ==============
Class C Shares:
Net Assets..................................................     $53,791,856
Shares Outstanding (500,000,000 authorized, $.01 par
 value).....................................................       2,586,510
    Net Asset Value Per Share...............................          $20.80
                                                              ==============
Class D Shares:
Net Assets..................................................    $233,851,097
Shares Outstanding (500,000,000 authorized, $.01 par
 value).....................................................      11,189,986
    Net Asset Value Per Share...............................          $20.90
                                                              ==============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $235,970 foreign withholding tax).........  $ 30,474,359
Interest....................................................       625,502
Dividends from affiliate....................................       254,033
                                                              ------------
    Total Income............................................    31,353,894
                                                              ------------
Expenses
Investment advisory fee.....................................     7,001,811
Distribution fee (Class A shares)...........................     1,050,405
Distribution fee (Class B shares)...........................     2,577,211
Distribution fee (Class C shares)...........................       292,398
Transfer agent fees and expenses............................     2,088,239
Administration fee..........................................     1,412,315
Shareholder reports and notices.............................       269,769
Custodian fees..............................................        95,986
Professional fees...........................................        38,435
Directors' fees and expenses................................        30,770
Registration fees...........................................        28,900
Other.......................................................       123,330
                                                              ------------
    Total Expenses..........................................    15,009,569
Less: amounts waived/reimbursed.............................        (2,002)
Less: expense offset........................................       (16,307)
                                                              ------------
    Net Expenses............................................    14,991,260
                                                              ------------
    Net Investment Income...................................    16,362,634
                                                              ------------
Net Realized and Unrealized Gain (Loss)
Net realized gain...........................................   218,124,049
Net change in unrealized appreciation/depreciation..........   (41,656,695)
                                                              ------------
    Net Gain................................................   176,467,354
                                                              ------------
Net Increase................................................  $192,829,988
                                                              ============

16
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2007   FEBRUARY 28, 2007
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   16,362,634     $    48,328,544
Net realized gain...........................................     218,124,049       1,677,959,597
Net change in unrealized appreciation/depreciation..........     (41,656,695)     (1,368,759,011)
                                                              --------------     ---------------
    Net Increase............................................     192,829,988         357,529,130
                                                              --------------     ---------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (8,983,656)        (33,648,233)
    Class B shares..........................................     (13,788,949)        (13,354,889)
    Class C shares..........................................        (179,349)           (239,627)
    Class D shares..........................................      (2,010,315)         (5,220,915)
Net realized gain
    Class A shares..........................................      (3,174,119)     (1,371,440,067)
    Class B shares..........................................    (120,531,662)       (467,483,245)
    Class C shares..........................................      (2,278,484)        (32,454,561)
    Class D shares..........................................      (9,617,710)       (154,851,187)
                                                              --------------     ---------------
    Total Dividends and Distributions.......................    (160,564,244)     (2,078,692,724)
                                                              --------------     ---------------

Net increase (decrease) from capital stock transactions.....    (448,533,074)         55,387,710
                                                              --------------     ---------------
    Net Decrease............................................    (416,267,330)     (1,665,775,884)
Net Assets:
Beginning of period.........................................   3,657,924,216       5,323,700,100
                                                              --------------     ---------------
End of Period
(Including accumulated undistributed net investment income
of $9,126,396 and $17,726,031, respectively)................  $3,241,656,886     $ 3,657,924,216
                                                              ==============     ===============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FSAB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of August 31, 2007, this did not result in an impact to the Fund's financial statements.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.545% to the portion of the daily net assets not exceeding $250 million; 0.42% to the portion of the daily net assets exceeding $250 million but not exceeding $1 billion; 0.395% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.37% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; 0.345% to the portion of the daily net assets exceeding $3 billion but not exceeding $4 billion; 0.32% to the portion of the daily net assets exceeding $4 billion but not exceeding $5 billion; 0.295% to the portion of the daily net assets exceeding $5 billion but not exceeding $6 billion; 0.27% to the portion of the daily net assets exceeding $6 billion but not exceeding $8 billion; 0.245% to the portion of the daily net assets exceeding $8 billion but not exceeding $10 billion; 0.22% to the portion of the daily net assets exceeding

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

$10 billion but not exceeding $15 billion; and 0.195% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no such expenses as of August 31, 2007.

For the six months ended August 31, 2007, the distribution fee was accrued for Class B shares at an annual rate of 0.22%. At August 31, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of August 31, 2007.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $729, $474,537 and $3,734, respectively and received $79,412 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative services fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. For the six months ended August 31, 2007, advisory fees paid were reduced by $2,002 relating to the Fund's investment in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliate in the Statement of Operations and totaled $254,033 for the six months ended August 31, 2007. During the six months ended August 31, 2007, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class aggregated $890,416,309 and $872,564,967, respectively.

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2007 aggregated $593,879,334 and $1,189,034,021, respectively. Included in the aforementioned transactions are purchases with other Morgan Stanley funds of $23,645,722.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

At August 31, 2007, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $25,302,321.

For the six months ended August 31, 2007, the Fund incurred brokerage commissions of $380,296, with Morgan Stanley & Co., Inc. an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended August 31, 2007, included in Directors' fees and expenses in the Statement of Operations amounted to $2,972. At August 31, 2007, the Fund had an accrued pension liability of $62,130 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

As of February 28, 2007, the Fund had a net capital loss carryforward of $23,686,880 of which $18,870,941 will expire on February 28, 2010 and $4,815,939 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2007, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

6. Capital Stock

Transactions in capital stock were as follows:

                                                       FOR THE SIX                     FOR THE YEAR
                                                       MONTHS ENDED                        ENDED
                                                     AUGUST 31, 2007                 FEBRUARY 28, 2007
                                              ------------------------------   -----------------------------
                                                       (unaudited)
                                                 SHARES          AMOUNT          SHARES          AMOUNT
                                              ------------   ---------------   -----------   ---------------
CLASS A SHARES
Sold........................................       188,418   $     4,448,672     1,050,212   $    27,325,177
Conversion from Class B.....................       --              --            3,291,256       105,886,505
Conversion to Class B.......................  (109,216,124)   (2,405,873,215)      --              --
Reinvestment of dividends and
  distributions.............................       528,149        11,167,912    56,047,622     1,287,637,674
Redeemed....................................    (8,266,468)     (175,547,503)  (41,801,927)   (1,176,445,929)
                                              ------------   ---------------   -----------   ---------------
Net increase (decrease) - Class A...........  (116,766,025)   (2,565,804,134)   18,587,163       244,403,427
                                              ------------   ---------------   -----------   ---------------
CLASS B SHARES
Sold........................................       329,611         7,130,916       933,743        25,090,217
Conversion to Class A.......................       --              --           (3,277,154)     (105,886,505)
Conversion from Class A.....................   108,477,463     2,405,873,215       --              --
Reinvestment of dividends and
  distributions.............................     5,904,514       126,566,015    19,119,176       442,888,838
Redeemed....................................   (18,329,173)     (399,999,672)  (15,495,125)     (439,531,293)
                                              ------------   ---------------   -----------   ---------------
Net increase (decrease) - Class B...........    96,382,415     2,139,570,474     1,280,640       (77,438,743)
                                              ------------   ---------------   -----------   ---------------
CLASS C SHARES
Sold........................................        62,307         1,334,273       160,925         4,286,356
Reinvestment of dividends and
  distributions.............................       110,129         2,338,358     1,342,799        30,732,999
Redeemed....................................      (500,348)      (10,723,211)     (994,190)      (27,686,576)
                                              ------------   ---------------   -----------   ---------------
Net increase (decrease) - Class C...........      (327,912)       (7,050,580)      509,534         7,332,779
                                              ------------   ---------------   -----------   ---------------
CLASS D SHARES
Sold........................................       272,809         5,857,463       891,718        25,715,168
Reinvestment of dividends and
  distributions.............................       524,394        11,160,886     6,330,393       149,575,088
Redeemed....................................    (1,498,716)      (32,267,183)  (10,557,854)     (294,200,009)
                                              ------------   ---------------   -----------   ---------------
Net decrease - Class D......................      (701,513)      (15,248,834)   (3,335,743)     (118,909,753)
                                              ------------   ---------------   -----------   ---------------
Net increase (decrease) in Fund.............   (21,413,035)  $  (448,533,074)   17,041,594   $    55,387,710
                                              ============   ===============   ===========   ===============

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2007 (UNAUDITED) continued

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. Accounting Pronouncement

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     --------------------------------------------
                                                      AUGUST 31, 2007    2007      2006     2005    2004*     2003
                                                      ---------------   -------   ------   ------   ------   -------
                                                        (unaudited)
Class A Shares:
Selected Per Share Data:
Net asset value, beginning of period................      $20.78        $ 33.51   $37.21   $42.01   $34.01   $ 46.44
                                                          ------        -------   ------   ------   ------   -------
Income (loss) from investment operations:
    Net investment income++.........................        0.07           0.29     0.39     0.54     0.61      0.68
    Net realized and unrealized gain (loss).........        1.03           2.07     1.69     2.08    11.62    (11.41)
                                                          ------        -------   ------   ------   ------   -------
Total income (loss) from investment operations......        1.10           2.36     2.08     2.62    12.23    (10.73)
                                                          ------        -------   ------   ------   ------   -------
Less dividends and distributions from:
    Net investment income...........................       (0.14)         (0.34)   (0.47)   (0.52)   (0.65)    (0.72)
    Net realized gain...............................       (0.87)        (14.75)   (5.31)   (6.90)   (3.58)    (0.98)
                                                          ------        -------   ------   ------   ------   -------
Total dividends and distributions...................       (1.01)        (15.09)   (5.78)   (7.42)   (4.23)    (1.70)
                                                          ------        -------   ------   ------   ------   -------
Net asset value, end of period......................      $20.87        $ 20.78   $33.51   $37.21   $42.01   $ 34.01
                                                          ======        =======   ======   ======   ======   =======
Total Return+.......................................        5.24%(1)       8.55%    5.94%    6.98%   37.26%   (23.66)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        0.88%(2)(4)    0.88%    0.85%    0.80%    0.80%     0.77%
Net investment income...............................        0.90%(2)(4)    1.04%    1.05%    1.41%    1.56%     1.69%
Supplemental Data:
Net assets, end of period, in millions..............      $   76        $ 2,502   $3,412   $   96   $  126   $   104
Portfolio turnover rate.............................          17%(1)        105%      44%      38%      34%        7%

---------------------

    *    Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

26
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                         FOR THE SIX               FOR THE YEAR ENDED FEBRUARY 28,
                                                        MONTHS ENDED     ----------------------------------------------------
                                                       AUGUST 31, 2007     2007       2006       2005      2004*       2003
                                                       ---------------   --------   --------   --------   --------   --------
                                                         (unaudited)
Class B Shares:
Selected Per Share Data:
Net asset value, beginning of period.................      $20.92         $33.65     $37.34     $42.08     $34.04     $46.46
                                                           ------         ------     ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income++..........................        0.11           0.33       0.39       0.57       0.43       0.37
    Net realized and unrealized gain (loss)..........        1.02           2.08       1.72       2.09      11.64     (11.41)
                                                           ------         ------     ------     ------     ------     ------
Total income (loss) from investment operations.......        1.13           2.41       2.11       2.66      12.07     (11.04)
                                                           ------         ------     ------     ------     ------     ------
Less dividends and distributions from:
    Net investment income............................       (0.16)         (0.39)     (0.49)     (0.50)     (0.45)     (0.40)
    Net realized gain................................       (0.87)        (14.75)     (5.31)     (6.90)     (3.58)     (0.98)
                                                           ------         ------     ------     ------     ------     ------
Total dividends and distributions....................       (1.03)        (15.14)     (5.80)     (7.40)     (4.03)     (1.38)
                                                           ------         ------     ------     ------     ------     ------
Net asset value, end of period.......................      $21.02         $20.92     $33.65     $37.34     $42.08     $34.04
                                                           ======         ======     ======     ======     ======     ======
Total Return+........................................        5.30%(1)       8.66%      6.03%      7.03%     36.62%    (24.27)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)...............        0.85%(2)(4)    0.75%      0.75%      0.75%(5)    1.28%(5)    1.54%
Net investment income................................        0.93%(2)(4)    1.17%      1.15%      1.47%(5)    1.08%(5)    0.92%
Supplemental Data:
Net assets, end of period, in millions...............      $2,878         $  848     $1,320     $5,877     $7,040     $6,020
Portfolio turnover rate..............................          17%(1)        105%        44%        38%        34%         7%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.
    (5) If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been:

    PERIOD ENDED            EXPENSE RATIO         NET INVESTMENT INCOME RATIO
    ------------            -------------         ---------------------------
  February 28, 2005             0.85%                        1.37%
  February 29, 2004             1.56                         0.80

                                                                              27
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                        FOR THE SIX           FOR THE YEAR ENDED FEBRUARY 28,
                                                       MONTHS ENDED     --------------------------------------------
                                                      AUGUST 31, 2007    2007      2006     2005    2004*     2003
                                                      ---------------   -------   ------   ------   ------   -------
                                                        (unaudited)
Class C Shares:
Selected Per Share Data:
Net asset value, beginning of period................      $20.71        $ 33.42   $37.11   $41.89   $33.92   $ 46.32
                                                          ------        -------   ------   ------   ------   -------
Income (loss) from investment operations:
    Net investment income++.........................        0.02           0.08     0.11     0.27     0.31      0.37
    Net realized and unrealized gain (loss).........        1.01           2.06     1.71     2.07    11.60    (11.38)
                                                          ------        -------   ------   ------   ------   -------
Total income (loss) from investment operations......        1.03           2.14     1.82     2.34    11.91    (11.01)
                                                          ------        -------   ------   ------   ------   -------
Less dividends and distributions from:
    Net investment income...........................       (0.07)         (0.10)   (0.20)   (0.22)   (0.36)    (0.41)
    Net realized gain...............................       (0.87)        (14.75)   (5.31)   (6.90)   (3.58)    (0.98)
                                                          ------        -------   ------   ------   ------   -------
Total dividends and distributions...................       (0.94)        (14.85)   (5.51)   (7.12)   (3.94)    (1.39)
                                                          ------        -------   ------   ------   ------   -------
Net asset value, end of period......................      $20.80        $ 20.71   $33.42   $37.11   $41.89   $ 33.92
                                                          ======        =======   ======   ======   ======   =======
Total Return+.......................................        4.87%(1)       7.74%    5.21%    6.15%   36.25%   (24.26)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)..............        1.63%(2)(4)    1.64%    1.59%    1.52%    1.56%     1.54%
Net investment income...............................        0.15%(2)(4)    0.28%    0.31%    0.70%    0.80%     0.92%
Supplemental Data:
Net assets, end of period, in millions..............      $   54        $    60   $   80   $  103   $  118   $    83
Portfolio turnover rate.............................          17%(1)        105%      44%      38%      34%        7%

---------------------------------------------------

    *    Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
    + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

28
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX                FOR THE YEAR ENDED FEBRUARY 28,
                                                 MONTHS ENDED     -----------------------------------------------------
                                                AUGUST 31, 2007     2007       2006        2005      2004*       2003
                                                ---------------   --------   ---------   --------   --------   --------
                                                  (unaudited)
Class D Shares:
Selected Per Share Data:
Net asset value, beginning of period..........     $  20.81       $ 33.54    $   37.23   $ 42.04    $ 34.03    $  46.47
                                                   --------       -------    ---------   -------    -------    --------
Income (loss) from investment operations:
    Net investment income++...................         0.12          0.38         0.46      0.65       0.70        0.77
    Net realized and unrealized gain (loss)...         1.02          2.06         1.71      2.06      11.63      (11.41)
                                                   --------       -------    ---------   -------    -------    --------
Total income (loss) from investment
 operations...................................         1.14          2.44         2.17      2.71      12.33      (10.64)
                                                   --------       -------    ---------   -------    -------    --------
Less dividends and distributions from:
    Net investment income.....................        (0.18)        (0.42)       (0.55)    (0.62)     (0.74)      (0.82)
    Net realized gain.........................        (0.87)       (14.75)       (5.31)    (6.90)     (3.58)      (0.98)
                                                   --------       -------    ---------   -------    -------    --------
Total dividends and distributions.............        (1.05)       (15.17)       (5.86)    (7.52)     (4.32)      (1.80)
                                                   --------       -------    ---------   -------    -------    --------
Net asset value, end of period................     $  20.90       $ 20.81    $   33.54   $ 37.23    $ 42.04    $  34.03
                                                   ========       =======    =========   =======    =======    ========
Total Return+.................................         5.39%(1)      8.84%        6.22%     7.22%     37.58%     (23.50)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)........         0.63%(2)(4)    0.64%       0.60%     0.56%      0.56%       0.54%
Net investment income.........................         1.15%(2)(4)    1.28%       1.30%     1.66%      1.80%       1.92%
Supplemental Data:
Net assets, end of period, in millions........     $    234       $   247    $     511   $   589    $   588    $    376
Portfolio turnover rate.......................           17%(1)       105%          44%       38%        34%          7%

---------------------------------------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) Reflects waivers of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity
         Money Market Portfolio -- Institutional Class during the period. As a result of such waivers the expenses as a percentage of its net assets had an effect of less than 0.005%.

                                                                              29
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT DIRECTORS

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Dividend Growth
Securities Inc.

Semiannual Report
August 31, 2007

[MORGAN STANLEY LOGO]

DIVSAN IU07-04177P-Y08/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007


                                       3